Related Party Transactions and Balances (Details) - USD ($)		1 Months Ended	12 Months Ended
		Feb. 28, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions and Balances [Line Items]
Payments for Rent		$ 12,056
Payments for Loans		$ 2,007	$ 3,012,347	$ 2,610,257	$ 141,068
Notes Issued	[1]		1,335,008
Other Loans Payable			1,335,008
Advances, Fair Value Disclosure			4,220,314	1,698,618	369,087
Borrowed from related parties			25,390,149	18,299,426	35,313,591
Shi Lin [Member]
Related Party Transactions and Balances [Line Items]
Notes Issued	[1]		$ 1,335,008
Healthy Great [Member]
Related Party Transactions and Balances [Line Items]
Dividend payable				4,747,384
Smartest Star [Member]
Related Party Transactions and Balances [Line Items]
Dividend payable				$ 2,008,568

[1]	In December 2023, the Company, Shi Lin and Teng Xin entered into a three-party settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $1,335,008 due from Shi Lin was net off against the Company’s payables of $1,335,008 due to Teng Xin.